Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $997,870,000.00.
Narrative - Max Aggregate Offering Price	$ 997,870,000
Final Prospectus	true